Note 11 - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%	34.00%
Retained Earnings with no Provision For Income Tax	$ 1.5		$ 1.5	$ 1.5